Note 7 - Notes Payable (Details Textual) - USD ($)							3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2014	Aug. 31, 2014	Apr. 01, 2014	Sep. 20, 2012	Jul. 23, 2012	Apr. 17, 2012	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Oct. 21, 2015	Oct. 17, 2015	Aug. 21, 2015	Aug. 17, 2015	Oct. 17, 2014
Note Payable Mining Equipment 2 [Member]
Debt Instrument, Face Amount						$ 40,565
Debt Instrument, Interest Rate, Effective Percentage						11.279%
Debt Instrument, Periodic Payment						$ 950					$ 6,060	$ 6,060
Debt Instrument, Term						4 years
Note Payable Mining Equipment 3 [Member]
Debt Instrument, Face Amount					$ 169,500
Debt Instrument, Periodic Payment					$ 6,060				$ 1,339		9,122	9,122
Debt Instrument, Term					2 years 180 days
Debt Instrument, Interest Rate, Stated Percentage					5.50%
Note Payable for Laboratory Equipment [Member]
Debt Instrument, Face Amount			$ 91,229
Debt Instrument, Periodic Payment			$ 9,122
Debt Instrument, Term			300 days
Note Payable, Mining Equipment, Purchased in October 2014 [Member]
Debt Instrument, Face Amount	$ 57,900	$ 57,900
Debt Instrument, Periodic Payment	$ 1,339	$ 1,339
Debt Instrument, Term	4 years	4 years
Debt Instrument, Interest Rate, Stated Percentage	5.20%	5.20%
Note Payable Mining Site Vehicle [Member]
Debt Instrument, Face Amount				$ 37,701
Debt Instrument, Periodic Payment				$ 628					628		628	628
Debt Instrument, Term				5 years
Note Payable Insurance Company [Member]
Debt Instrument, Periodic Payment											21,531	21,531
Debt Instrument, Interest Rate, Stated Percentage																	3.15%
Note Payable Insurance Company 1 [Member]
Debt Instrument, Interest Rate, Stated Percentage													11.845%	3.00%	11.845%	3.00%	4.732%
Laboratory Equipment [Member]
Property, Plant and Equipment, Gross			$ 109,493								594,451	594,451
Mining Equipment [Member]
Property, Plant and Equipment, Gross	$ 65,120	$ 65,120									1,697,583	1,684,197
Property, Plant and Equipment, Gross											8,994,574	9,538,198
Debt Instrument, Periodic Payment, Interest							$ 2,909	$ 1,776	$ 4,204	$ 5,974	$ 12,839	$ 10,460